The Nature of Expenses	12 Months Ended
Dec. 31, 2025
Textblock 1 [Abstract]
The Nature of Expenses
18.
The Nature of Expenses

The classifications of expenses by nature for the years ended December 31, 2023, 2024 and 2025 are as follows:

(In millions of won)		2023	2024	2025
Changes in inventories	~~W~~	345,190	(143,513)	125,576
Purchases of raw materials and others		10,810,985	12,973,989	11,866,405
Depreciation and amortization		4,213,742	5,125,637	4,354,145
Outsourcing		922,565	1,159,520	1,312,558
Labor		3,439,608	3,714,001	3,595,835
Supplies and others		938,568	987,265	954,564
Utility		1,193,025	1,397,669	1,286,792
Fees and commissions		704,763	740,863	689,309
Freight cost		124,770	172,081	114,144
Advertising		76,404	67,092	61,725
Warranty		101,846	113,689	71,255
Travel		66,201	53,244	41,677
Taxes and dues		129,784	135,982	116,954
Others		773,532	678,424	702,166
Total(*)	~~W~~	23,840,983	27,175,943	25,293,105

(*) Total expenses consist of cost of sales, selling, administrative, research and development expenses.